Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	KINETICS MUTUAL FUNDS INC
Entity Central Index Key	dei_EntityCentralIndexKey	0001083387
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 04, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 26, 2020
Prospectus Date	rr_ProspectusDate	Apr. 29, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A